Expenses by Nature (Details Narrative) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Financial Risk Management
Salaries, bonuses and social security	$ 2,402,000,000	$ 2,357,000,000	$ 2,984,000,000
Other concepts	13,000,000	280,000,000	69,000,000
Rental and services costs	4,349,000,000	5,971,000,000	7,249,000,000
Cost of sales and developments	$ 73,000,000	188,000,000	81,000,000
Other consumer financing costs		$ 0	$ 7,000,000